DESCRIPTION OF THE PLAN - Narrative (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	1 year
Pretax, maximum annual compensation to total compensation, percentage	10.00%
Matching percentage	40.00%
Participant compensation matched, percentage	5.00%
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age | year	65
Forfeited non-vested accounts | $	$ 2,665	$ 791